Personnel expenses - FTE (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expenses
Research and development	213.0	121.6	76.1
Selling, general and administrative	119.5	56.3	27.6
Number of FTE	332.5	177.9	103.7